Economic Dependence (Details Narrative)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Customer accounted	100.00%	100.0%
Two customers accounted		75.9%	24.1%